Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2016
Other non-current assets
Schedule of other non-current assets

	Yen in millions
	March 31
	2015	2016
Intangible assets *1	¥83,931	¥76,859
Other *2	15,630	13,709

	¥99,561	¥90,568

Notes:

*1 “Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”.

*2 “Other” primarily consists of long-term prepaid expenses.